DoubleLine Strategic Commodity Fund	(Unaudited)
Schedule of Investments (Consolidated)	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
SHORT TERM INVESTMENTS - 100.6%
17,565,570	First American Government Obligations Fund - U	5.26%	(a)(b)		17,565,570
17,565,570	JPMorgan US Government Money Market Fund - IM	5.26%	(a)(b)		17,565,570
17,565,570	MSILF Government Portfolio - Institutional	5.23%	(a)(b)		17,565,570
40,000,000	United States Treasury Bill	0.00%	(a)	07/09/2024	39,953,622
15,000,000	United States Treasury Bill	0.00%		07/18/2024	14,962,777
6,500,000	United States Treasury Bill	0.00%	(a)	07/25/2024	6,477,337
22,700,000	United States Treasury Bill	0.00%	(a)(c)	07/30/2024	22,604,090
10,000,000	United States Treasury Bill	0.00%		09/10/2024	9,896,843
	Total Short Term Investments (Cost $146,591,519)				146,591,379
	Total Investments - 100.6% (Cost $146,591,519)				146,591,379
	Other Liabilities in Excess of Assets - (0.6)%				(885,570)
	NET ASSETS - 100.0%				$145,705,809

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	100.6%
Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.

Swap Agreements

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap (1)(2)	Canadian Imperial Bank Of Commerce	Short	0.00%	Termination	07/01/2024	$(7,400,000)	$364,312	$ –	$364,312
Short Commodity Basket Swap (1)(3)	Bank of America Securities, Inc.	Short	0.00%	Termination	07/01/2024	(7,400,000)	364,310	–	364,310
Long Commodity Basket Swap (1)(4)	Bank of America Securities, Inc.	Long	0.20%	Termination	07/01/2024	7,400,000	(82,053)	–	(82,053)

Long Commodity Basket Swap (1)(5)	Canadian Imperial Bank Of Commerce	Long	0.20%	Termination	07/01/2024	7,400,000	(82,053)	–	(82,053)
Commodity Beta Basket Swap (1)(6)	Canadian Imperial Bank Of Commerce	Long	0.21%	Termination	07/01/2024	34,200,000	(400,968)	–	(400,968)
Commodity Beta Basket Swap (1)(6)	Bank of America Securities, Inc.	Long	0.23%	Termination	07/01/2024	34,200,000	(401,473)	–	(401,473)
Commodity Beta Basket Swap (1)(6)	Barclays Capital, Inc.	Long	0.20%	Termination	07/01/2024	50,500,000	(591,698)	–	(591,698)
							$(829,623)	$–	$(829,623)

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.45	$48	22.8%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.01	44	20.8%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	7.60	42	19.9%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.61	41	19.2%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.39	37	17.3%
			$212	100.0%

(3)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.42	$44	22.8%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.92	40	20.8%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	6.95	39	19.9%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.47	37	19.2%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.27	34	17.3%
			$194	100.0%
(4)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	$42	22.0%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	41	21.8%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.24	38	20.1%
S&P GSCI 2 Month Forward Copper Index ER	SG2MICP	0.06	36	19.1%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.16	32	17.0%
			$189	100.0%

(5)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2024, all constituents and their weightings were as follows:
Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.05	$32	22.0%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	32	21.8%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.18	29	20.1%
S&P GSCI 2 Month Forward Copper Index ER	SG2MICP	0.05	28	19.1%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.12	24	17.0%
			$145	100.0%

(6)

Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.22	$152	21.9%
Soybean Future	S1	0.35	127	18.3%
Nickel Future	LN1	0.28	91	13.2%
Crude Oil Future	CL1	0.10	72	10.4%
Brent Crude Future	CO1	0.10	72	10.4%
Gasoline RBOB Future	XB1	0.06	35	5.1%
Live Cattle Future	LC1	0.18	35	5.0%
Low Sulphur Gas Oil Future	QS1	0.08	34	4.9%
Sugar No. 11 Future	SB1	0.16	31	4.5%
Cotton No. 2 Future	CT1	0.40	25	3.6%
NY Harbor ULSD Heating Oil Future	HO1	0.06	20	2.7%
			$694	100.0%

(7)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Strategic Commodity Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$52,696,710
Total Level 1	52,696,710
Level 2
Short Term Investments	93,894,669
Total Level 2	93,894,669
Total	$146,591,379
Other Financial Instruments
Level 2
Excess Return Swaps	$(829,623)
Total Level 2	(829,623)
Total	$(829,623)

See the Schedule of Investments for further disaggregation of investment categories.